Accounting Principles - Summary of Presentation Currency of the Financial Statements (Detail) € in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)
Disclosure of classes of share capital [Line Items]
Total non-currentassets	$ 9,661	$ 18,935		$ 7,451		$ 6,815
Total current assets	323,221	312,498		363,863		160,262
TOTAL ASSETS	332,882	331,432		371,314		167,077
Capital	2,367	2,332		2,323		2,014
Premiums, Retained earnings (deficit) and Net income (loss)		293,055		302,021		83,165
Treasury share reserve	(297)	(416)		(279)		(354)
Currency translation adjustment	1,978	(22,174)		(17,853)		(11,024)
Total shareholders' equity-Group Share	266,791	272,795		286,213		73,801
Non-controllinginterests	19,113	1,876		789		(1,529)
Total shareholders' equity	285,904	274,671		287,002		72,272
Total non-currentliabilities	3,443	590		548		3,911
Total current liabilities	43,534	56,171		83,765		90,894
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 332,882	331,432		371,314		167,077
Consolidated financial statement as reported [Member]
Disclosure of classes of share capital [Line Items]
Total non-currentassets		18,935	€ 17,963	7,451	€ 6,844	6,815	€ 5,613
Total current assets		312,498	296,459	363,863	334,218	160,262	132,001
TOTAL ASSETS		331,432	314,422	371,314	341,062	167,077	137,614
Capital		1,862	1,767	1,915	1,759	1,788	1,472
Premiums, Retained earnings (deficit) and Net income (loss)		268,622	254,834	286,274	262,950	73,243	60,327
Treasury share reserve		(324)	(307)	(200)	(184)	(305)	(251)
Currency translation adjustment		2,636	2,501	(1,776)	(1,632)	(925)	(762)
Total shareholders' equity-Group Share		272,795	258,795	286,213	262,894	73,801	60,786
Non-controllinginterests		1,876	1,779	789	725	(1,529)	(1,259)
Total shareholders' equity		274,671	260,574	287,002	263,619	72,272	59,527
Total non-currentliabilities		590	560	548	503	3,911	3,222
Total current liabilities		56,171	53,288	83,765	76,940	90,894	74,865
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		331,432	€ 314,422	371,314	€ 341,062	167,077	€ 137,614
Adjustments [Member]
Disclosure of classes of share capital [Line Items]
Capital		470		408		226
Premiums, Retained earnings (deficit) and Net income (loss)		24,433		15,748		9,922
Treasury share reserve		(92)		(80)		(49)
Currency translation adjustment		$ (24,810)		$ (16,077)		$ (10,099)